Changes in Stockholders' Deficit (Unaudited) (USD $)	Common Stock	Series A Preferred Stock	Series B Preferred Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance, value at Dec. 31, 2010	$ 2,374			$ 226,626	$ (290,245)	$ (61,245)
Balance, shares at Dec. 31, 2010	23,736,592
Issuance of Class B stock - as converted, shares	4,994,308
Issuance of Class B stock - as converted, value	499			1,099,501		1,100,000
Net loss					(1,277,494)	(1,277,494)
Balance, value at Dec. 31, 2011	2,873			1,326,127	(1,567,739)	(238,739)
Balance, shares at Dec. 31, 2011	28,730,900
Issuance of Class B stock - as converted, shares	771,850
Issuance of Class B stock - as converted, value	77			169,923		170,000
Net loss					(938,233)	(938,233)
Balance, value at Dec. 31, 2012	2,950			1,496,050	(2,505,972)	(1,006,972)
Balance, shares at Dec. 31, 2012	29,502,750
Shares of previous holding company retained after merger, shares	20,851,336
Shares of previous holding company retained after merger, value	2,086			(2,086)
Conversion of bridge notes and interest, net of deferred financing costs, shares	2,076,906
Conversion of bridge notes and interest, net of deferred financing costs, value	208			387,767		387,975
Sale of common stock in offering, net of related fees, shares	1,826,087
Sale of common stock in offering, net of related fees, value	182			395,466		395,648
Sale of common and preferred stock in offering, net of related fees, shares	8,083,334	20,250,000
Sale of common and preferred stock in offering, net of related fees, value	808	2,025		697,167		700,000
Shares issued for anti-dilution protection, shares	3,789,473	19,191,458
Shares issued for anti-dilution protection, value	379	1,919		(2,298)
Additional shares issued to certain Be Active Brands stockholders, shares	23,054,778
Additional shares issued to certain Be Active Brands stockholders, value	2,305			(2,305)
Issuance of Preferred Convertible Series B Stock, shares			3
Issuance of Preferred Convertible Series B Stock, value				927,284		927,284
Net loss					(1,548,599)	(1,548,599)
Balance, value at Jun. 30, 2013	$ 8,918	$ 3,944		$ 3,897,045	$ (4,054,571)	$ (144,664)
Balance, shares at Jun. 30, 2013	89,184,664	39,441,458	3